Schedule of Revenue Recognition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 3,390,391	$ 1,896,335	$ 7,288,029	$ 2,635,757
Total	3,390,391	1,896,335
Software Service [Member]
Disaggregation of Revenue [Line Items]
Total			2,493,685	2,635,737
Total	1,120,306	972,585
Fee Revenue [Member]
Disaggregation of Revenue [Line Items]
Total			951,196
Total	1,037,325
Services And Other [Member]
Disaggregation of Revenue [Line Items]
Total			3,843,148
Total	1,232,760	923,750
Affiliate Marketing Services US [Member]
Disaggregation of Revenue [Line Items]
Total	279,776	61,522	415,450	211,528
Total	279,775	61,522
Affiliate Marketing Services US [Member] | Software Service [Member]
Disaggregation of Revenue [Line Items]
Total			353,200	211,528
Total	55,291	61,522
Affiliate Marketing Services US [Member] | Fee Revenue [Member]
Disaggregation of Revenue [Line Items]
Total
Total
Affiliate Marketing Services US [Member] | Services And Other [Member]
Disaggregation of Revenue [Line Items]
Total			62,250
Total	224,484
Affiliate Marketing Services International [Member]
Disaggregation of Revenue [Line Items]
Total	1,008,275	923,750	3,427,698
Total	1,008,276	923,750
Affiliate Marketing Services International [Member] | Software Service [Member]
Disaggregation of Revenue [Line Items]
Total
Total
Affiliate Marketing Services International [Member] | Fee Revenue [Member]
Disaggregation of Revenue [Line Items]
Total
Total
Affiliate Marketing Services International [Member] | Services And Other [Member]
Disaggregation of Revenue [Line Items]
Total			3,427,698
Total	1,008,276	923,750
Sports Gaming Client Services [Member]
Disaggregation of Revenue [Line Items]
Total	1,065,015	911,063	2,493,685	2,424,229
Total	1,065,015	911,063
Sports Gaming Client Services [Member] | Software Service [Member]
Disaggregation of Revenue [Line Items]
Total			2,493,685	2,424,229
Total	1,065,015	911,063
Sports Gaming Client Services [Member] | Fee Revenue [Member]
Disaggregation of Revenue [Line Items]
Total
Total
Sports Gaming Client Services [Member] | Services And Other [Member]
Disaggregation of Revenue [Line Items]
Total
Total
Sports Hub Gaming Network [Member]
Disaggregation of Revenue [Line Items]
Total	1,037,325		951,196
Total	1,037,325
Sports Hub Gaming Network [Member] | Software Service [Member]
Disaggregation of Revenue [Line Items]
Total
Total
Sports Hub Gaming Network [Member] | Fee Revenue [Member]
Disaggregation of Revenue [Line Items]
Total			951,196
Total	1,037,325
Sports Hub Gaming Network [Member] | Services And Other [Member]
Disaggregation of Revenue [Line Items]
Total
Total